Non-controlling interest and partial disposal of interest in subsidiary (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of interests in other entities [Abstract]
Noncoontrolling Interest In Subsidiary
The following tables summarizes the information of Peanuts Worldwide LLC (DE), before intercompany eliminations:

	June 30, 2019	June 30, 2018
	$	$
Current assets	97,628	89,891
Non-current assets	426,810	440,842
Current liabilities	(48,560)	(43,041)
	—	(2,654)
Net assets	475,878	485,038

Revenue	149,625	137,918
Total expenses	(108,667)	(100,929)
Net income and comprehensive income	40,958	36,989